Offerings	Oct. 11, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 399,164,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,112.01
Offering Note	Solely for the purpose of calculating the filing fee and in addition to the underlying value of the transaction listed on Exhibit 107 of Schedule 13E-3 filed by the Filing Persons on September 4, 2024, the underlying value of the transaction is supplemented by adding an amount equal to the sum of (a) the product of 16,000 issued and outstanding 7.00% Fixed-to-Floating Rate Perpetual Non Cumulative Preference Shares, Series D, par value $1.00 per share of Enstar, an 1/1000th interest in each represented by one depositary share (such preferred shares, the "Enstar Series D Preferred Shares") and $19.335, which is the average of the high and low prices per depositary share representing an interest in the Enstar Series D Preferred Shares as reported on NASDAQ on October 8, 2024, multiplied by 1,000; and (b) the product of 4,400 issued and outstanding 7.00% Perpetual Non-Cumulative Preference Shares, Series E, par value $1.00 per share, of Enstar an 1/1000th interest in each represented by one depositary share (such preferred shares, the "Enstar Series E Preferred Shares") and $20.41, which is the average of the high and low prices per depositary share representing an interest in the Enstar Series E Preferred Shares as reported on NASDAQ on October 8, 2024, multiplied by 1,000. The amount of the filing fee, calculated in accordance with Exchange Act Rule 0-11(b)(1) and the Securities and Exchange Commission Fee Rate Advisory #1 for Fiscal Year 2025, was calculated by multiplying $399,164,000 by 0.0001531.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 5,175,781,495.30
Amount of Registration Fee	$ 763,945.35
Offering Note	The previously reported amount of the filing fee calculated in accordance with Rule 0-11(b)(1) under the Exchange Act based on the aggregate cash payment for the outstanding ordinary shares of the Registrant subject to the transaction as listed on Exhibit 107 of Schedule 13E-3 filed by the Filing Persons on September 4, 2024 and the filing fee rate as of September 4, 2024.